Chase Vista Strategic Income Fund

                       Supplement Dated December 4, 1998
                  To The Statement of Additional Information
                            Dated October 30, 1998

The following table supercedes the table found on page 40 of the Statement of Additional Information:

              Specimen Computations of Offering Prices Per Share



Strategic Income Fund
A Shares:
Net Asset Value and Redemption Price per Share of
  Beneficial Interest at an assumed net asset value of
  $10.00 per share .....................................   $ 10.00
Maximum Offering Price per Share (an assumed net
  value of $10.00 per share divided by .955) (reduced
  on purchases of $100,000 or more) ....................   $ 10.47
B Shares:
Net Asset Value and Redemption Price per Share of
  Beneficial Interest at an assumed net asset value of
  $10.00 per share .....................................   $ 10.00
C Shares:
Net Asset Value and Redemption Price per Share of
  Beneficial Interest at an assumed net asset value of
  $10.00 per share .....................................   $ 10.00


                                                                  CVSI-1-36-1298